General information, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
[LikiepShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	3,426
[OranginaIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	3,426
[LemonginaIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,729
[RalikShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,206
[MiliShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,714
[EbonShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,714
[MejitShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,729
[MicronesiaShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,729
[RongerikShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	3,739
[UtirikShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	3,739
[NauruShippingCompanyIncMember]
Capacity By Subsidiary and Fees [Line Items]
Vessel Capacity	4,024
[UnitizedOceanTransportLimitedMember]
Capacity By Subsidiary and Fees [Line Items]
Commissions Percentage On Charters	2.00%
Monthly Management Fee Operating Vessels	$ 15
Monthly Management Fee Laid Up Vessels	8
Monthly Administrative Fee	$ 10